Form 13F

Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  September 30, 2000"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                          [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:  The Duke Endowment
Address:  100 North Tryon Street Suite 3500
"                 Charlotte, North Carolina 28202-4012"

Form 13F File Number:  28-685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of " this form.

Person Signing this Report on Behalfof Reporting Manager:

Name:  Janice C. Walker
Title:    CFO & Treasurer
Phone:  (704) 376-0291

"Signature, Place, and Date of Signing:"
Janice C. Walker	"Charlotte, N.C."		"November 13,2000"			10-Aug-99
________________      _______________________    _____________
[Signature]	"[City, State]"		[Date]			[Date]

Report Type (Check only one.) :

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
"         report, and all holdings are reported by other reporting"
         manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  47

"Form 13F Information Table Value Total:  $691,155"

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

None

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			FORM 13F INFORMATION TABLE
			VALUE	SHARES/			SH/	PUT/	INVSTMT	VOTING AUTHORITY
Name of Issuer	Title of Class	CUSIP	(X$1000)	PRN AMT			PRN	CAL	DSRETN	SOLE	SHARED	NONE


DUKE ENERGY CORP	COM	264399106	"428,716"	"7,604,721"			SH		SOLE	"7,604,721"
"AMERICA ONLINE, INC. HELD AT LEHMAN"	COM	S86614570	94	"1,673"			SH		SOLE	"1,673"
ANSWERTHINK INC	COM	36916104	192	"11,865"			SH		SOLE	"11,865"
APPLIED MAGNETICS CORP	COM	38213104	2	"103,977"			SH		SOLE	"103,977"
"APPNET, INC. HELD AT CSFB"	COM	S86625360	3104	"79,555"			SH		SOLE	"79,555"
"ARIBA, INC. HELD AT ROBERTSON STEPHENS"	COM	S86636100	"1,674"	"14,411"			SH		SOLE	"14,411"
"ASK JEEVES, INC. HELD AT SMITY BARNEY"	COM	S86627540	1181	"40,894"			SH		SOLE	"40,894"
"BREAKAWAY SOLUTIONS, INC. HELD @"	COM	S86604380	92	"8,430"			SH		SOLE	"8,430"
CISCO SYSTEMS HELD AT LEHMAN BROTHERS	COM	S86568840	316	"2,444"			SH		SOLE	"2,444"
"CISCO SYSTEMS, INC. HELD AT J.P. MORGAN"	COM	S86627650	756	"13,137"			SH		SOLE	"13,137"
"CNET NETWORKS, INC. HELD AT THOMAS"	COM	S86634790	964	"38,946"			SH		SOLE	"38,946"
"COBALT NETWORKS, INC. HELD AT SMITH"	COM	S86636090	358	"6,684"			SH		SOLE	"6,684"
CROWN CASTLE INTERNATIONAL CORP HELD AT	COM	S86625040	2495	"83,494"			SH		SOLE	"83,494"
"DIGITAL ISLAND, INC. HELD AT THOMAS"	COM	S86620280	987	"58,929"			SH		SOLE	"58,929"
"FOUNDARY NETWORKS, INC HELD AT DEUTSCHE"	COM	S86612490	1792	"15,051"			SH		SOLE	"15,051"
"FOUNDARY NETWORKS, INC. HELD AT DEUTSCHE"	COM	S86606370	1792	"15,051"			SH		SOLE	"15,051"
"FOUNDRY NETWORKS, INC. HELD AT DEUTSCHE"	COM	S86625030	1256	"15,051"			SH		SOLE	"15,051"
"FOUNDRY NETWORKS, INC. SHARES HELD #"	COM	S86576110	1194	"10,034"			SH		SOLE	"10,034"
"HEALTHCENTRAL.COM, INC. HELD A"	COM	S86627660	47	"11,757"			SH		SOLE	"11,757"
"IIUMINET  HOLDINGS, INC. HELD AT"	COM	S86612460	122	"5,185"			SH		SOLE	"5,185"
"ILLUMINET HOLDINGS, INC. HELD AT"	COM	S86636080	769	"32,722"			SH		SOLE	"32,722"
INTERNET CAPITAL GROUP HELD AT CSFB	COM	S86609560	610	"17,477"			SH		SOLE	"17,477"
INTERNET CAPITAL GROUP HELD AT LEHMAN	COM	S86625350	216	"5,821"			SH		SOLE	"5,821"
INVITROGEN CORPORATION HELD AT	COM	S86590350	155	"2,204"			SH		SOLE	"2,204"
KANA HELD AT SMITH BARNEY	COM	S86617520	1335	"32,940"			SH		SOLE	"32,940"
"NEOFORMA.COM, INC. HELD AT U.S. TRUST"	COM	S86620300	67	"23,515"			SH		SOLE	"23,515"
NETCENTIVES HELD AT SMITH BARNEY	COM	S86584930	268	"26,815"			SH		SOLE	"26,815"
NIKU HELD AT THOMAS WEISEL PARTNERS	COM	S86626350	552	"25,291"			SH		SOLE	"25,291"
NIKU HELD AT THOMAS WEISEL PARTNERS	COM	S86629620	307	"12,613"			SH		SOLE	"12,613"
NIKU HELD AT THOMAS WEISEL PARTNERS	COM	S86634440	545	"31,799"			SH		SOLE	"31,799"
PMC SIERRA HELD AT ROBERTSON STEPHENS	COM	S86627640	544	"2,455"			SH		SOLE	"2,455"
PUMA AT SMITH BARNEY	COM	S86599830	340	"19,871"			SH		SOLE	"19,871"
"RED HAT, INC.  HELD AT GOLDMAN SACHS"	COM	S86609550	1389	"88,552"			SH		SOLE	"88,552"
SALESLOGIX CORPORATION HELD AT	COM	S86612470	275	"19,999"			SH		SOLE	"19,999"
SBA COMMUNICATIONS CORP HELD AT LEHMAN	COM	S86594370	318	"7,721"			SH		SOLE	"7,721"
SCIENT CORPORATION HELD AT MORGAN	COM	S86622900	1850	"81,317"			SH		SOLE	"81,317"
"SELECTICA, INC. HELD AT SMITH BARNEY"	COM	S86629640	1090	"28,843"			SH		SOLE	"28,843"
SONUS NETWORKDS INC. HELD AT J.P.	COM	S86629600	289	"6,323"			SH		SOLE	"6,323"
"SONUS NETWORKDS, INC. HELD AT J.P."	COM	S86629610	1611	"35,221"			SH		SOLE	"35,221"
"TURNSTONE SYSTEMS, INC. HELD AT"	COM	S86624290	787	"12,041"			SH		SOLE	"12,041"
USIX HELD AT CSFB	COM	S86623600	135	"21,593"			SH		SOLE	"21,593"
VA LINUX SYSTEMS HELD AT DEUTSCHE BANK	COM	S86629650	1218	"29,135"			SH		SOLE	"29,135"
VA LINX SYSTEMS SHARES HELD # DEUTCHE	COM	S86605800	1262	"29,135"			SH		SOLE	"29,135"
"VITRIA TECHNOLOGY, INC. HELD AT"	COM	S86620270	3930	"93,994"			SH		SOLE	"93,994"
WIT CAPITAL GROUP HELD @ SMITH BARNEY	COM	S86541670	261	"31,117"			SH		SOLE	"31,117"
"WITNESS SYSTEMS, INC.HELD AT CHASE H & Q"	COM	S86629660	390	"20,412"			SH		SOLE	"20,412"
"YAHOO, INC. HELD AT ROBERTSON STEPHENS"	COM	S86634780	120	"1,112"			SH		SOLE	"1,112"


TOTAL			"691,155"
The Duke Endowment is also the beneficial owner of certain securities which are reported on Forms 13F by outside investment managers.
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